UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gartmore Separate Accounts, LLC
Address: 94 North Broadway
         Irvington, NY  10533

13F File Number:  28-06754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Iona Watter
Title:     Compliance Officer
Phone:     (914) 674-5720

Signature, Place, and Date of Signing:

     /s/  Iona Watter     Irvington, NY     November 10, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-06754                      Formerly Groupama Asset Management N.A.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     65

Form13F Information Table Value Total:     $1,013,397 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101    30231   378031 SH       SOLE                   375758        0     2273
ADOBE SYS INC                  COM              00724F101    10403   210280 SH       SOLE                   209015        0     1265
AMERICAN EXPRESS CO            COM              025816109    33912   659006 SH       SOLE                   655111        0     3895
AMGEN INC                      COM              031162100    33738   593880 SH       SOLE                   590296        0     3584
ANALOG DEVICES INC             COM              032654105    31428   810413 SH       SOLE                   805529        0     4884
BAKER HUGHES INC               COM              057224107    30979   708583 SH       SOLE                   704267        0     4316
BANK OF AMERICA CORPORATION    COM              060505104    30000   692361 SH       SOLE                   688197        0     4164
BOSTON SCIENTIFIC CORP         COM              101137107    40512  1019674 SH       SOLE                  1013362        0     6312
BURLINGTON NORTHN SANTA FE C   COM              12189T104    25804   673545 SH       SOLE                   669486        0     4059
BUSINESS OBJECTS S A           SPONSORED ADR    12328X107      414    17771 SH       SOLE                    16632        0     1139
CATERPILLAR INC DEL            COM              149123101    21761   270492 SH       SOLE                   268857        0     1635
CENDANT CORP                   COM              151313103      441    20433 SH       SOLE                    19126        0     1307
CISCO SYS INC                  COM              17275R102    28284  1562636 SH       SOLE                  1553296        0     9340
CIT GROUP INC                  COM              125581108      630    16856 SH       SOLE                    15763        0     1093
CLOROX CO DEL                  COM              189054109      251     4700 SH       SOLE                     4700        0        0
DEAN FOODS CO NEW              COM              242370104      307    10221 SH       SOLE                     9566        0      655
DELL INC                       COM              24702R101    41631  1169405 SH       SOLE                  1162435        0     6970
DOLLAR GEN CORP                COM              256669102      427    21199 SH       SOLE                    19841        0     1358
ELECTRONIC ARTS INC            COM              285512109    29821   648414 SH       SOLE                   644539        0     3875
FISHER SCIENTIFIC INTL INC     COM NEW          338032204      460     7894 SH       SOLE                     7398        0      496
FORTUNE BRANDS INC             COM              349631101      205     2772 SH       SOLE                     2594        0      178
GENENTECH INC                  COM NEW          368710406    38880   741704 SH       SOLE                   737242        0     4462
GENERAL ELEC CO                COM              369604103    53066  1580286 SH       SOLE                  1570745        0     9541
GILEAD SCIENCES INC            COM              375558103    44588  1192818 SH       SOLE                  1184744        0     8074
GOLDMAN SACHS GROUP INC        COM              38141G104     7863    84329 SH       SOLE                    83443        0      886
GRAINGER W W INC               COM              384802104      536     9304 SH       SOLE                     8703        0      601
HEWLETT PACKARD CO             COM              428236103        5      254 SH       SOLE                      254        0        0
ILLINOIS TOOL WKS INC          COM              452308109      252     2710 SH       SOLE                     2710        0        0
INCO LTD                       COM              453258402      234     5988 SH       SOLE                     5602        0      386
INGERSOLL-RAND COMPANY LTD     CL A             G4776G101      511     7516 SH       SOLE                     7029        0      487
INTEL CORP                     COM              458140100    30973  1544015 SH       SOLE                  1534728        0     9287
JABIL CIRCUIT INC              COM              466313103      457    19861 SH       SOLE                    18583        0     1278
JONES APPAREL GROUP INC        COM              480074103      344     9611 SH       SOLE                     8991        0      620
L-3 COMMUNICATIONS HLDGS INC   COM              502424104      241     3593 SH       SOLE                     3322        0      271
LAM RESEARCH CORP              COM              512807108      336    15354 SH       SOLE                    14369        0      985
LAUDER ESTEE COS INC           CL A             518439104      209     5000 SH       SOLE                     5000        0        0
LEGG MASON INC                 COM              524901105      335     6287 SH       SOLE                     5886        0      401
LINENS N THINGS INC            COM              535679104      239    10332 SH       SOLE                     9669        0      663
MANOR CARE INC NEW             COM              564055101      456    15233 SH       SOLE                    14252        0      981
MEMC ELECTR MATLS INC          COM              552715104      207    24357 SH       SOLE                    22797        0     1560
MERCURY INTERACTIVE CORP       COM              589405109      429    12293 SH       SOLE                    11504        0      789
MERRILL LYNCH & CO INC         COM              590188108    34969   703315 SH       SOLE                   699760        0     3555
MICROCHIP TECHNOLOGY INC       COM              595017104      201     7495 SH       SOLE                     7013        0      482
MONSANTO CO NEW                COM              61166W101    34426   945240 SH       SOLE                   939594        0     5646
NOBLE CORPORATION              SHS              G65422100      277     6159 SH       SOLE                     5760        0      399
PATTERSON UTI ENERGY INC       COM              703481101      391    20507 SH       SOLE                    19189        0     1318
PENNEY J C INC                 COM              708160106    22606   640765 SH       SOLE                   636885        0     3880
PEPSICO INC                    COM              713448108    38817   797874 SH       SOLE                   793069        0     4805
PRAXAIR INC                    COM              74005P104      526    12318 SH       SOLE                    11520        0      798
QUEST SOFTWARE INC             COM              74834T103      385    34597 SH       SOLE                    32388        0     2209
QUIKSILVER INC                 COM              74838C106      479    18831 SH       SOLE                    17623        0     1208
RALCORP HLDGS INC NEW          COM              751028101      158     4368 SH       SOLE                     4091        0      277
ROCKWELL COLLINS INC           COM              774341101      443    11939 SH       SOLE                    11178        0      761
ROYAL CARIBBEAN CRUISES LTD    COM              V7780T103      451    10335 SH       SOLE                     9672        0      663
STAPLES INC                    COM              855030102    31708  1063302 SH       SOLE                  1056876        0     6426
STARWOOD HOTELS&RESORTS WRLD   PAIRED CTF       85590A203    31852   686166 SH       SOLE                   681495        0     4671
TARGET CORP                    COM              87612E106    21848   482832 SH       SOLE                   479956        0     2876
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209    30955  1192855 SH       SOLE                  1184436        0     8419
TRIAD HOSPITALS INC            COM              89579K109      497    14417 SH       SOLE                    13492        0      925
TYCO INTL LTD NEW              COM              902124106    51644  1684420 SH       SOLE                  1674345        0    10075
UNITED TECHNOLOGIES CORP       COM              913017109    34176   365984 SH       SOLE                   363766        0     2218
WACHOVIA CORP 2ND NEW          COM              929903102    32705   696582 SH       SOLE                   692430        0     4152
WAL MART STORES INC            COM              931142103    39234   737490 SH       SOLE                   733105        0     4385
WILLIAMS COS INC DEL           COM              969457100      379    31351 SH       SOLE                    29316        0     2035
ZIMMER HLDGS INC               COM              98956P102    32470   410810 SH       SOLE                   408355        0     2455